Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Earnings Per Share

11.Earnings Per Share

Basic EPS is calculated by dividing net earnings attributable to Fluor Corporation by the weighted average number of common shares outstanding during the period. Potentially dilutive securities include employee stock options, restricted stock units and shares, VDI units and the 1.5% Convertible Senior Notes (in 2015). Diluted EPS reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method. As a result of the adoption of ASU 2016-09 in the first quarter of 2017, the excess tax benefits and tax deficiencies that were previously recorded to additional paid-in capital have been excluded from the hypothetical proceeds used to calculate the repurchase of shares under the treasury stock method beginning in the first quarter of 2017.

The calculations of the basic and diluted EPS for the years ended December 31, 2017, 2016 and 2015 under the treasury stock method are presented below:

	Year Ended December 31,
(in thousands, except per share amounts)	2017	2016	2015

Amounts attributable to Fluor Corporation:
Earnings from continuing operations	$191,377	$281,401	$418,170
Loss from discontinued operations, net of taxes	—	—	(5,658)

Net earnings	$191,377	$281,401	$412,512

Basic EPS attributable to Fluor Corporation:
Weighted average common shares outstanding	139,761	139,171	144,805

Earnings from continuing operations	$1.37	$2.02	$2.89
Loss from discontinued operations, net of taxes	—	—	(0.04)

Net earnings	$1.37	$2.02	$2.85

Diluted EPS attributable to Fluor Corporation:
Weighted average common shares outstanding	139,761	139,171	144,805

Diluted effect:
Employee stock options, restricted stock units and shares and VDI units	1,132	1,741	1,827
Conversion equivalent of dilutive convertible debt	—	—	90

Weighted average diluted shares outstanding	140,893	140,912	146,722

Earnings from continuing operations	$1.36	$2.00	$2.85
Loss from discontinued operations, net of taxes	—	—	(0.04)

Net earnings	$1.36	$2.00	$2.81

Anti-dilutive securities not included above	4,706	3,843	3,408

During the years ended December 31, 2016 and 2015, the company repurchased and canceled 202,650 and 10,104,988 shares of its common stock, respectively, under its stock repurchase program for $10 million and $510 million, respectively.